Schedule V-Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 6,531	$ 8,192	$ 10,079
Charged to Costs and Expenses	(637)	(1,661)	(1,829)
Charged to Other Accounts	0	0	0
Deductions	(2)	0	58
Balance at End of Year	5,896	6,531	8,192
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	2,047	3,646	5,381
Charged to Costs and Expenses	(583)	(1,599)	(1,735)
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	1,464	2,047	3,646
Valuation allowance for uncollectible agents balances
Movement in valuation and qualifying accounts
Balance at Beginning of Year	4,462	4,530	4,655
Charged to Costs and Expenses	(64)	(68)	(67)
Charged to Other Accounts	0	0	0
Deductions	(2)	0	58
Balance at End of Year	4,400	4,462	4,530
Valuation allowance for uncollectible accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Year	22	16	43
Charged to Costs and Expenses	10	6	(27)
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	$ 32	$ 22	$ 16